Other Expense, Net (Details) - Schedule of condensed consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Other expense, net:
Interest income	$ 37	$ 1	$ 39	$ 6	$ 7	$ 168
Change in fair value of derivative and warrant liability	(14)	89	(606)	(1,314)	(4,920)	(1,806)
Loss on extinguishment of convertible note						(3,775)
Other expense, net	$ 200	$ 94	$ (267)	$ (234)	(502)	17
Total other expense, net					$ (5,415)	$ (5,396)